ORDINARY SHARES	6 Months Ended
Jun. 30, 2023
ORDINARY SHARES
ORDINARY SHARES	9. ORDINARY SHARES As of December 31, 2022, 338,498,819 shares of ordinary shares were issued and outstanding. As of June 30, 2023, 340,655,139 shares of ordinary shares were issued and outstanding.